Prospectus Supplement

John Hancock Funds II
Strategic Equity Allocation Fund (the fund)

Supplement dated March 24, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22-24, 2022, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders, as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. As of the close of business on or about April 8, 2022, there are not expected to be any shareholders in the fund, and the fund will be liquidated on such date.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II
Strategic Equity Allocation Fund (the fund)

Supplement dated March 24, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

At its meeting held on March 22-24, 2022, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders, as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. As of the close of business on or about April 8, 2022, there are not expected to be any shareholders in the fund, and the fund will be liquidated on such date.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.